December 31, 2004	•	Separate Account B of Pacific Life Insurance Company

Annual
Report

Pacific Life

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health
	Chip	Growth	Research	Duration Bond	TollkeeperSM	Services	Sciences	Technology
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS

Investments:
Blue Chip Portfolio	$343,663
Aggressive Growth Portfolio		$7,281
Diversified Research Portfolio			$52,795
Short Duration Bond Portfolio				$120,400
I-Net Tollkeeper PortfolioSM					$27,149
Financial Services Portfolio						$45,101
Health Sciences Portfolio							$10,451
Technology Portfolio								$6,787
Receivables:
Due from Pacific Life Insurance Company	42	—	—	80	—	—	—	—
Fund shares redeemed	—	—	8	—	1	2	—	—

Total Assets	343,705	7,281	52,803	120,480	27,150	45,103	10,451	6,787

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	8	—	1	2	—	—
Fund shares purchased	42	—	—	80	—	—	—	—
Other	15	1	2	5	—	1	—	1

Total Liabilities	57	1	10	85	1	3	—	1

NET ASSETS	$343,648	$7,280	$52,793	$120,395	$27,149	$45,100	$10,451	$6,786

Shares Owned in each Portfolio	43,875	824	4,481	12,289	6,113	4,144	1,074	1,449

Cost of Investments	$317,848	$7,145	$39,174	$122,146	$23,597	$37,344	$8,423	$5,484

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS

Investments:
Focused 30 Portfolio	$12,542
Growth LT Portfolio		$2,257,513
Mid-Cap Value Portfolio			$481,445
International Value Portfolio				$1,720,670
Capital Opportunities Portfolio					$7,335
International Large-Cap Portfolio						$46,893
Equity Index Portfolio							$108,311
Small-Cap Index Portfolio								$130,241
Receivables:
Fund shares redeemed	—	568	72	3,424	11	97	4	35
Other	—	—	—	3,535	—	—	—	—

Total Assets	12,542	2,258,081	481,517	1,727,629	7,346	46,990	108,315	130,276

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	568	72	3,424	11	97	4	35
Other	1	1,799	24	—	3	3	5	11

Total Liabilities	1	2,367	96	3,424	14	100	9	46

NET ASSETS	$12,541	$2,255,714	$481,421	$1,724,205	$7,332	$46,890	$108,306	$130,230

Shares Owned in each Portfolio	1,531	116,687	26,389	116,118	839	5,962	3,764	9,467

Cost of Investments	$8,036	$3,024,303	$309,743	$1,792,996	$5,640	$35,223	$91,634	$79,209

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004

	Multi-	Main	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Street® Core	Markets	Managed	Bond	Value	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS

Investments:
Multi-Strategy Portfolio	$6,900,671
Main Street® Core Portfolio		$120,153
Emerging Markets Portfolio			$35,811
Inflation Managed Portfolio				$525,994
Managed Bond Portfolio					$4,066,672
Small-Cap Value Portfolio						$50,581
Money Market Portfolio							$634,954
High Yield Bond Portfolio								$224,575
Receivables:
Due from Pacific Life Insurance Company	—	—	—	104	2,415	—	395	—
Fund shares redeemed	700	5	64	—	—	13	—	19
Other	—	—	—	—	—	—	361	—

Total Assets	6,901,371	120,158	35,875	526,098	4,069,087	50,594	635,710	224,594

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	700	5	64	—	—	13	—	19
Fund shares purchased	—	—	—	104	2,415	—	395	—
Other	10,283	18	4	46	2,350	1	—	6

Total Liabilities	10,983	23	68	150	4,765	14	395	25

NET ASSETS	$6,890,388	$120,135	$35,807	$525,948	$4,064,322	$50,580	$635,315	$224,569

Shares Owned in each Portfolio	421,604	5,927	2,727	42,470	360,292	3,352	62,956	31,400

Cost of Investments	$6,590,490	$96,500	$23,430	$486,280	$3,704,813	$40,419	$635,149	$207,852

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004

	Equity		Aggressive	Large-Cap		Real	Mid-Cap
	Income	Equity	Equity	Value	Comstock	Estate	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS

Investments:
Equity Income Portfolio	$114,396
Equity Portfolio		$5,957,206
Aggressive Equity Portfolio			$1,292,941
Large-Cap Value Portfolio				$286,054
Comstock Portfolio					$253,351
Real Estate Portfolio						$79,443
Mid-Cap Growth Portfolio							$94,855
Receivables:
Due from Pacific Life Insurance Company	—	5,925	—	—	—	—	—
Fund shares redeemed	4	—	6,139	39	20	20	4
Other	—	3,788	—	—	—	—	—

Total Assets	114,400	5,966,919	1,299,080	286,093	253,371	79,463	94,859

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4	—	6,139	39	20	20	4
Fund shares purchased	—	5,925	—	—	—	—	—
Other	6	—	544	11	11	—	5

Total Liabilities	10	5,925	6,683	50	31	20	9

NET ASSETS	$114,390	$5,960,994	$1,292,397	$286,043	$253,340	$79,443	$94,850

Shares Owned in each Portfolio	9,668	327,816	120,094	22,672	24,516	3,742	13,911

Cost of Investments	$89,627	$9,963,652	$1,441,585	$208,158	$208,863	$44,663	$64,805

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health
	Chip	Growth	Research	Duration Bond	Tollkeeper	Services	Sciences	Technology
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$2,075	$—	$294	$2,317	$—	$378	$—	$—

EXPENSES
Mortality and expense risk fees and administrative fees	4,324	94	800	1,257	345	605	301	130

Net Investment Income (Loss)	(2,249)	(94)	(506)	1,060	(345)	(227)	(301)	(130)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(12,282)	(21)	2,241	(81)	(1,065)	(187)	1,021	447
Change in net unrealized appreciation (depreciation) on investments	25,833	796	3,668	(1,308)	4,117	3,104	(466)	(241)

Net Gain (Loss) on Investments	13,551	775	5,909	(1,389)	3,052	2,917	555	206

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,302	$681	$5,403	($329)	$2,707	$2,690	$254	$76

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$6	$—	$1,575	$25,069	$49	$419	$1,774	$742

EXPENSES
Mortality and expense risk fees and administrative fees	185	32,966	6,519	24,091	272	572	1,593	2,036

Net Investment Income (Loss)	(179)	(32,966)	(4,944)	978	(223)	(153)	181	(1,294)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	648	(1,016,049)	12,980	(172,481)	(4,398)	308	(2,355)	4,796
Change in net unrealized appreciation on investments	986	1,235,835	89,451	399,035	5,291	6,990	11,769	16,305

Net Gain on Investments	1,634	219,786	102,431	226,554	893	7,298	9,414	21,101

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,455	$186,820	$97,487	$227,532	$670	$7,145	$9,595	$19,807

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004

	Multi-	Main	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Street Core	Markets	Managed	Bond	Value	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$115,337	$1,499	$513	$34,327	$171,308	$1,666	$6,994	$14,605

EXPENSES
Mortality and expense risk fees and administrative fees	101,853	1,769	410	7,075	59,230	499	9,913	2,867

Net Investment Income (Loss)	13,484	(270)	103	27,252	112,078	1,167	(2,919)	11,738

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(135,155)	209	(2,012)	869	30,591	55	(183)	100
Change in net unrealized appreciation on investments	656,738	10,017	10,753	8,190	16,011	7,438	109	4,442

Net Gain (Loss) on Investments	521,583	10,226	8,741	9,059	46,602	7,493	(74)	4,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$535,067	$9,956	$8,844	$36,311	$158,680	$8,660	($2,993)	$16,280

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004

	Equity		Aggressive	Large-Cap		Real	Mid-Cap
	Income	Equity	Equity	Value	Comstock	Estate	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$1,598	$45,163	$7,942	$3,466	$2,528	$2,252	$—

EXPENSES
Mortality and expense risk fees and administrative fees	1,209	90,657	18,409	4,571	2,591	1,257	1,113

Net Investment Income (Loss)	389	(45,494)	(10,467)	(1,105)	(63)	995	(1,113)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	502	(1,951,411)	(197,875)	6,369	(348)	11,174	308
Change in net unrealized appreciation on investments	9,018	2,196,547	414,738	16,583	29,850	14,196	16,080

Net Gain on Investments	9,520	245,136	216,863	22,952	29,502	25,370	16,388

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,909	$199,642	$206,396	$21,847	$29,439	$26,365	$15,275

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip		Aggressive Growth		Diversified Research		Short Duration Bond
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,249)	($2,633)	($94)	($83)	($506)	($450)	$1,060	$455
Net realized gain (loss) from security transactions	(12,282)	(15,489)	(21)	(421)	2,241	(175)	(81)	(6)
Change in net unrealized appreciation (depreciation) on investments	25,833	67,983	796	1,833	3,668	13,406	(1,308)	(438)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,302	49,861	681	1,329	5,403	12,781	(329)	11

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	600	—	—	—	—	—	—	—
Transfers between variable accounts, net	150,412	42,939	—	25	12,056	39,483	60,393	61,188
Transfers—policy charges and deductions	(133)	(94)	(10)	(10)	(12)	(11)	(24)	(16)
Transfers—surrenders	(40,163)	(46,509)	—	(728)	(30,663)	(1,446)	(442)	(389)
Transfers—other	(5)	(3)	—	(1)	1	(2)	(4)	7

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	110,711	(3,667)	(10)	(714)	(18,618)	38,024	59,923	60,790

NET INCREASE (DECREASE) IN NET ASSETS	122,013	46,194	671	615	(13,215)	50,805	59,594	60,801

NET ASSETS
Beginning of Year/Period	221,635	175,441	6,609	5,994	66,008	15,203	60,801	—

End of Year/Period	$343,648	$221,635	$7,280	$6,609	$52,793	$66,008	$120,395	$60,801

(1)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	I-Net Tollkeeper		Financial Services		Health Sciences		Technology
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($345)	($156)	($227)	($528)	($301)	($686)	($130)	($436)
Net realized gain (loss) from security transactions	(1,065)	(303)	(187)	(1,800)	1,021	(5,942)	447	(19,497)
Change in net unrealized appreciation (depreciation) on investments	4,117	4,275	3,104	15,433	(466)	16,669	(241)	30,215

Net Increase in Net Assets Resulting from Operations	2,707	3,816	2,690	13,105	254	10,041	76	10,282

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—	—	—
Transfers between variable accounts, net	—	19,170	9,257	34,742	(8,803)	(4,028)	—	13,098
Transfers—policy charges and deductions	(7)	(7)	(16)	(12)	(25)	(29)	(12)	(5)
Transfers—surrenders	(321)	—	(4,595)	(62,317)	(6,594)	(35,076)	(4,144)	(42,593)
Transfers—other	1	(1)	(1)	(3)	2	(1)	(1)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(327)	19,162	4,645	(27,590)	(15,420)	(39,134)	(4,157)	(29,500)

NET INCREASE (DECREASE) IN NET ASSETS	2,380	22,978	7,335	(14,485)	(15,166)	(29,093)	(4,081)	(19,218)

NET ASSETS
Beginning of Year	24,769	1,791	37,765	52,250	25,617	54,710	10,867	30,085

End of Year	$27,149	$24,769	$45,100	$37,765	$10,451	$25,617	$6,786	$10,867

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Focused 30		Growth LT		Mid-Cap Value		International Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($179)	($170)	($32,966)	($34,226)	($4,944)	($3,546)	$978	$3,019
Net realized gain (loss) from security transactions	648	(20)	(1,016,049)	(1,580,158)	12,980	(9,989)	(172,481)	(390,193)
Change in net unrealized appreciation on investments	986	4,382	1,235,835	2,296,301	89,451	112,069	399,035	798,657

Net Increase in Net Assets Resulting from Operations	1,455	4,192	186,820	681,917	97,487	98,534	227,532	411,483

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	29,407	15,360	85	—	38,791	21,953
Transfers between variable accounts, net	—	—	(120,774)	(152,573)	56,047	60,655	(50,583)	(201,194)
Transfers—policy charges and deductions	(3)	(3)	(77,735)	(66,654)	(171)	(184)	(44,851)	(21,073)
Transfers—surrenders	(2,759)	(990)	(399,701)	(275,196)	(114,484)	(96,199)	(351,037)	(338,479)
Transfers—other	1	—	(355)	(584)	(5)	(4)	125	690

Net Decrease in Net Assets Derived from Policy Transactions	(2,761)	(993)	(569,158)	(479,647)	(58,528)	(35,732)	(407,555)	(538,103)

NET INCREASE (DECREASE) IN NET ASSETS	(1,306)	3,199	(382,338)	202,270	38,959	62,802	(180,023)	(126,620)

NET ASSETS Beginning of Year	13,847	10,648	2,638,052	2,435,782	442,462	379,660	1,904,228	2,030,848

End of Year	$12,541	$13,847	$2,255,714	$2,638,052	$481,421	$442,462	$1,724,205	$1,904,228

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Capital Opportunities		International Large-Cap		Equity Index		Small-Cap Index
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($223)	($261)	($153)	($20)	$181	$710	($1,294)	($821)
Net realized gain (loss) from security transactions	(4,398)	(139)	308	(1,299)	(2,355)	(16,221)	4,796	(15,977)
Change in net unrealized appreciation on investments	5,291	6,493	6,990	7,248	11,769	34,136	16,305	51,835

Net Increase in Net Assets Resulting from Operations	670	6,093	7,145	5,929	9,595	18,625	19,807	35,037

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—	23	—
Transfers between variable accounts, net	(172)	900	14,184	21,811	(21,754)	44,250	33,874	30,307
Transfers—policy charges and deductions	(7)	(8)	(61)	(51)	(71)	(72)	(106)	(90)
Transfers—surrenders	(24,098)	—	(13,058)	(2,347)	(14,984)	(5,838)	(71,449)	(37,725)
Transfers—other	—	(2)	(2)	—	1	(2)	(6)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(24,277)	890	1,063	19,413	(36,808)	38,338	(37,664)	(7,508)

NET INCREASE (DECREASE) IN NET ASSETS	(23,607)	6,983	8,208	25,342	(27,213)	56,963	(17,857)	27,529

NET ASSETS
Beginning of Year	30,939	23,956	38,682	13,340	135,519	78,556	148,087	120,558

End of Year	$7,332	$30,939	$46,890	$38,682	$108,306	$135,519	$130,230	$148,087

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy		Main Street Core		Emerging Markets		Inflation Managed
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,484	$5,727	($270)	($222)	$103	($11)	$27,252	$25,817
Net realized gain (loss) from security transactions	(135,155)	(495,271)	209	(14,920)	(2,012)	(915)	869	(453)
Change in net unrealized appreciation on investments	656,738	2,012,621	10,017	41,652	10,753	14,095	8,190	7,280

Net Increase in Net Assets Resulting from Operations	535,067	1,523,077	9,956	26,510	8,844	13,169	36,311	32,644

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	48,951	21,835	—	—	—	—	—	—
Transfers between variable accounts, net	(226,172)	(426,363)	32,761	47,823	9,563	8,899	133,646	262,411
Transfers—policy charges and deductions	(128,134)	(164,797)	(59)	(52)	(28)	(13)	(218)	(277)
Transfers—surrenders	(1,374,670)	(1,325,837)	(76,434)	(17,781)	(20,262)	(815)	(114,932)	(120,786)
Transfers—other	(1,002)	(1,948)	(1)	(4)	(1)	(2)	(1)	(29)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,681,027)	(1,897,110)	(43,733)	29,986	(10,728)	8,069	18,495	141,319

NET INCREASE (DECREASE) IN NET ASSETS	(1,145,960)	(374,033)	(33,777)	56,496	(1,884)	21,238	54,806	173,963

NET ASSETS
Beginning of Year	8,036,348	8,410,381	153,912	97,416	37,691	16,453	471,142	297,179

End of Year	$6,890,388	$8,036,348	$120,135	$153,912	$35,807	$37,691	$525,948	$471,142

(1)	Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Managed Bond		Small-Cap Value		Money Market		High Yield Bond
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$112,078	$402,327	$1,167	($129)	($2,919)	($6,704)	$11,738	$10,439
Net realized gain (loss) from security transactions	30,591	174,920	55	1,237	(183)	(323)	100	(5,716)
Change in net unrealized appreciation (depreciation) on investments	16,011	(335,557)	7,438	2,725	109	429	4,442	25,285

Net Increase (Decrease) in Net Assets Resulting from Operations	158,680	241,690	8,660	3,833	(2,993)	(6,598)	16,280	30,008

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	29,886	17,105	—	—	—	1,000	—	—
Transfers between variable accounts, net	79,609	(312,893)	24,072	52,850	(178,302)	(146,252)	82,559	107,376
Transfers—policy charges and deductions	(73,020)	(61,701)	(11)	(5)	(237)	(66,879)	(81)	(83)
Transfers—surrenders	(537,719)	(1,489,890)	(150)	(38,668)	(96,037)	(362,952)	(89,369)	(48,938)
Transfers—other	(102)	(29)	(1)	—	14	65	2	(3)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(501,346)	(1,847,408)	23,910	14,177	(274,562)	(575,018)	(6,889)	58,352

NET INCREASE (DECREASE) IN NET ASSETS	(342,666)	(1,605,718)	32,570	18,010	(277,555)	(581,616)	9,391	88,360

NET ASSETS
Beginning of Year/Period	4,406,988	6,012,706	18,010	—	912,870	1,494,486	215,178	126,818

End of Year/Period	$4,064,322	$4,406,988	$50,580	$18,010	$635,315	$912,870	$224,569	$215,178

(1)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Equity Income		Equity		Aggressive Equity		Large-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$389	($71)	($45,494)	($75,539)	($10,467)	($12,386)	($1,105)	($351)
Net realized gain (loss) from security transactions	502	(2,396)	(1,951,411)	(2,434,483)	(197,875)	(247,111)	6,369	(15,286)
Change in net unrealized appreciation on investments	9,018	16,604	2,196,547	3,962,791	414,738	636,174	16,583	92,493

Net Increase in Net Assets Resulting from Operations	9,909	14,137	199,642	1,452,769	206,396	376,677	21,847	76,856

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	75,613	51,571	24,198	31,428	—	—
Transfers between variable accounts, net	24,970	8,229	(342,330)	(467,690)	(96,378)	(110,675)	52,417	145,472
Transfers—policy charges and deductions	(62)	(77)	(200,087)	(133,440)	(7,426)	(11,391)	(135)	(183)
Transfers—surrenders	(3,086)	(25,589)	(1,163,240)	(976,929)	(308,877)	(156,150)	(120,377)	(96,719)
Transfers—other	—	1	(86)	344	(69)	(109)	8	(9)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	21,822	(17,436)	(1,630,130)	(1,526,144)	(388,552)	(246,897)	(68,087)	48,561

NET INCREASE (DECREASE) IN NET ASSETS	31,731	(3,299)	(1,430,488)	(73,375)	(182,156)	129,780	(46,240)	125,417

NET ASSETS
Beginning of Year	82,659	85,958	7,391,482	7,464,857	1,474,553	1,344,773	332,283	206,866

End of Year	$114,390	$82,659	$5,960,994	$7,391,482	$1,292,397	$1,474,553	$286,043	$332,283

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Comstock		Real Estate		Mid-Cap Growth
	Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($63)	($702)	$995	$2,748	($1,113)	($875)
Net realized gain (loss) from security transactions	(348)	(292)	11,174	(1,348)	308	(6,506)
Change in net unrealized appreciation on investments	29,850	21,002	14,196	23,944	16,080	23,098

Net Increase in Net Assets Resulting from Operations	29,439	20,008	26,365	25,344	15,275	15,717

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable accounts, net	141,594	157,654	9,715	8,996	23,708	30,964
Transfers—policy charges and deductions	(51)	(27)	(60)	(78)	(42)	(41)
Transfers—surrenders	(31,253)	(118,226)	(44,177)	(50,766)	(7,356)	(45,049)
Transfers—other	(4)	(2)	4	(1)	(3)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	110,286	39,399	(34,518)	(41,849)	16,307	(14,126)

NET INCREASE (DECREASE) IN NET ASSETS	139,725	59,407	(8,153)	(16,505)	31,582	1,591

NET ASSETS
Beginning of Year	113,615	54,208	87,596	104,101	63,268	61,677

End of Year	$253,340	$113,615	$79,443	$87,596	$94,850	$63,268

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended are presented in the table below. The ratio of expenses to average daily net assets for each of the Variable Accounts was 1.40% for each year or period ended.

				Ratios of
	AUV	Number		Investment
	at	of	Total	Income to
For the Year or Period	End of	Units	Net	Average Net	Total
Ended	Year/Period	Outstanding	Assets	Assets (1)	Returns (2)

Blue Chip
2004	$7.48	45,940	$343,648	0.67%	3.20%
2003	7.25	30,577	221,635	0.21%	23.62%
2002	5.86	29,921	175,441	0.12%	(26.97%)
01/02/2001 - 12/31/2001	8.03	24,582	197,367	0.10%	(19.71%)

Aggressive Growth
2004	$8.35	872	$7,280	0.00%	10.33%
2003	7.57	873	6,609	0.00%	24.90%
2002	6.06	989	5,994	0.00%	(23.41%)
01/02/2001 - 12/31/2001	7.91	803	6,351	0.00%	(20.90%)

Diversified Research
2004	$11.21	4,708	$52,793	0.52%	9.66%
2003	10.23	6,455	66,008	0.44%	30.78%
2002	7.82	1,944	15,203	0.43%	(25.25%)
2001	10.46	7	74	0.07%	(4.10%)

Short Duration Bond
2004	$9.98	12,061	$120,395	2.56%	(0.20%)
05/01/2003 - 12/31/2003	10.00	6,079	60,801	2.55%	0.02%

I-Net Tollkeeper
2004	$4.64	5,847	$27,149	0.00%	11.09%
2003	4.18	5,926	24,769	0.00%	41.23%
2002	2.96	605	1,791	0.00%	(39.47%)
2001	4.89	992	4,849	0.00%	(34.82%)

Financial Services
2004	$10.50	4,295	$45,100	0.87%	7.21%
2003	9.79	3,856	37,765	0.56%	27.21%
2002	7.70	6,786	52,250	0.25%	(15.78%)
01/02/2001 - 12/31/2001	9.14	6,164	56,354	0.63%	(8.58%)

Health Sciences
2004	$9.20	1,136	$10,451	0.00%	6.05%
2003	8.68	2,953	25,617	0.00%	26.05%
2002	6.88	7,948	54,710	0.00%	(24.37%)
01/02/2001 - 12/31/2001	9.10	7,733	70,382	0.00%	(8.98%)

Technology
2004	$4.43	1,532	$6,786	0.00%	2.22%
2003	4.33	2,508	10,867	0.00%	40.61%
2002	3.08	9,765	30,085	0.00%	(47.09%)
01/02/2001 - 12/31/2001	5.82	8,272	48,169	0.00%	(41.77%)

Focused 30
2004	$7.78	1,613	$12,541	0.04%	13.25%
2003	6.87	2,016	13,847	0.00%	40.28%
2002	4.90	2,175	10,648	0.20%	(30.39%)
2001	7.03	5,801	40,796	0.08%	(14.57%)

Growth LT
2004	$8.24	273,640	$2,255,714	0.00%	8.86%
2003	7.57	348,389	2,638,052	0.00%	32.12%
2002	5.73	424,994	2,435,782	1.02%	(29.96%)
2001	8.18	538,772	4,408,810	16.87%	(30.54%)

Mid-Cap Value
2004	$19.51	24,682	$481,421	0.34%	23.34%
2003	15.81	27,978	442,462	0.52%	27.31%
2002	12.42	30,564	379,660	7.18%	(15.65%)
2001	14.73	23,554	346,875	3.13%	11.72%

International Value
2004	$12.81	134,549	$1,724,205	1.46%	14.80%
2003	11.16	170,596	1,904,228	1.57%	25.94%
2002	8.86	229,131	2,030,848	0.80%	(15.10%)
2001	10.44	302,810	3,161,403	2.70%	(22.97%)

Capital Opportunities
2004	$8.38	875	$7,332	0.26%	11.13%
2003	7.54	4,104	30,939	0.41%	25.36%
2002	6.01	3,984	23,956	0.19%	(27.80%)
01/02/2001 - 12/31/2001	8.33	3,386	28,194	0.14%	(16.72%)

International Large-Cap
2004	$8.07	5,808	$46,890	1.02%	16.96%
2003	6.90	5,604	38,682	1.30%	28.70%
2002	5.36	2,487	13,340	1.03%	(18.77%)
2001	6.60	1,224	8,085	0.74%	(19.44%)

Equity Index
2004	$8.66	12,511	$108,306	1.56%	9.05%
2003	7.94	17,071	135,519	2.29%	26.51%
2002	6.27	12,519	78,556	10.61%	(23.43%)
2001	8.19	10,089	82,676	1.40%	(13.38%)

Small-Cap Index
2004	$11.67	11,159	$130,230	0.51%	16.12%
2003	10.05	14,736	148,087	0.65%	44.49%
2002	6.96	17,334	120,558	1.10%	(22.29%)
2001	8.95	1,826	16,344	11.29%	0.31%

Multi-Strategy
2004	$17.12	402,552	$6,890,388	1.59%	8.29%
2003	15.81	508,414	8,036,348	1.47%	21.56%
2002	13.00	646,807	8,410,381	2.95%	(14.27%)
2001	15.17	966,252	14,656,220	2.66%	(2.54%)

Main Street Core (3)
2004	$8.27	14,526	$120,135	1.19%	8.02%
2003	7.66	20,103	153,912	1.20%	25.19%
2002	6.12	15,929	97,416	0.53%	(29.40%)
2001	8.66	26,313	227,920	1.89%	(10.15%)

See Notes to Financial Statements	See explanation of references on page 18

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	AUV	Number		Investment
	at	of	Total	Income to
For the Year or Period	End of	Units	Net	Average Net	Total
Ended	Year/Period	Outstanding	Assets	Assets (1)	Returns (2)

Emerging Markets
2004	$11.03	3,245	$35,807	1.75%	32.75%
2003	8.31	4,534	37,691	1.35%	66.14%
2002	5.00	3,289	16,453	0.47%	(4.42%)
2001	5.23	7,932	41,515	0.15%	(9.96%)

Inflation Managed (4)
2004	$14.81	35,515	$525,948	6.79%	7.38%
2003	13.79	34,163	471,142	6.67%	6.74%
2002	12.92	23,001	297,179	2.48%	13.85%
2001	11.35	13,394	152,004	3.63%	2.81%

Managed Bond
2004	$15.12	268,726	$4,064,322	4.05%	3.91%
2003	14.55	302,785	4,406,988	9.30%	4.76%
2002	13.89	432,763	6,012,706	5.33%	9.39%
2001	12.70	716,144	9,095,644	5.09%	5.83%

Small-Cap Value
2004	$15.43	3,279	$50,580	4.65%	22.68%
05/01/2003 - 12/31/2003	12.57	1,432	18,010	0.71%	25.75%

Money Market
2004	$11.69	54,356	$635,315	0.99%	(0.39%)
2003	11.73	77,795	912,870	0.80%	(0.61%)
2002	11.81	126,579	1,494,486	1.40%	0.00%
2001	11.81	159,317	1,880,923	3.75%	2.41%

High Yield Bond
2004	$11.67	19,237	$224,569	7.14%	7.90%
2003	10.82	19,890	215,178	7.33%	18.62%
2002	9.12	13,905	126,818	8.44%	(4.34%)
2001	9.53	20,516	195,604	9.97%	(0.07%)

Equity Income
2004	$11.74	9,743	$114,390	1.85%	10.63%
2003	10.61	7,789	82,659	1.30%	24.48%
01/02/2002 - 12/31/2002	8.53	10,082	85,958	0.88%	(14.74%)

Equity
2004	$9.44	631,240	$5,960,994	0.70%	3.68%
2003	9.11	811,540	7,391,482	0.35%	22.60%
2002	7.43	1,004,865	7,464,857	0.32%	(27.53%)
2001	10.25	1,335,006	13,684,967	6.20%	(22.86%)

Aggressive Equity
2004	$8.60	150,295	$1,292,397	0.60%	17.29%
2003	7.33	201,128	1,474,553	0.49%	31.30%
2002	5.58	240,831	1,344,773	0.00%	(26.14%)
2001	7.56	315,269	2,383,359	0.00%	(18.40%)

Large-Cap Value
2004	$12.06	23,728	$286,043	1.06%	8.40%
2003	11.12	29,879	332,283	1.27%	29.42%
2002	8.59	24,073	206,866	1.33%	(24.03%)
2001	11.31	12,742	144,124	3.64%	(4.99%)

Comstock(5)
2004	$9.95	25,451	$253,340	1.36%	15.54%
2003	8.62	13,188	113,615	0.69%	29.56%
2002	6.65	8,152	54,208	0.09%	(23.24%)
2001	8.66	5,986	51,853	0.38%	(11.13%)

Real Estate (6)
2004	$25.52	3,113	$79,443	2.51%	35.71%
2003	18.81	4,657	87,596	4.54%	35.61%
2002	13.87	7,506	104,101	6.03%	(1.71%)
2001	14.11	5,408	76,301	4.65%	7.03%

Mid-Cap Growth
2004	$6.45	14,714	$94,850	0.00%	19.90%
2003	5.38	11,768	63,268	0.00%	28.58%
2002	4.18	14,751	61,677	0.00%	(47.77%)
01/02/2001 - 12/31/2001	8.01	4,258	34,089	0.00%	(19.95%)

(1)	The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk and administrative charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.40% of the average daily net assets of each Variable Account as discussed in Note 4 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(4)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(5)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(6)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2004 is comprised of thirty-one subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM (Concentrated Growth effective February 1, 2005), Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

     The net assets of the Fund’s Research, Global Growth, Telecommunications, and Small-Cap Equity Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, Telecommunications, and Small-Cap Equity Variable Accounts, were transferred to the Fund’s Diversified Research, International Large-Cap, Technology, and Small-Cap Index Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). The Reorganization took place on December 31, 2003 for all these Portfolios, except for the Reorganization between the Small-Cap Equity Portfolio and the Small-Cap Index Portfolio, which took place on April 30, 2004. In connection with the Reorganization a total of 928 outstanding accumulation units (valued at $8,065) of the Global Growth Variable Account were exchanged for 1,168 accumulation units with equal value of the International Large-Cap Variable Account; a total of 300 outstanding accumulation units (valued at $1,111) of the Telecommunications Variable Account were exchanged for 256 accumulation units with equal value of the Technology Variable Account; and a total of 6,235 outstanding accumulation units (valued at $41,718) of the Small-Cap Equity Variable Account were exchanged for 4,139 accumulation units with equal value of the Small-Cap Index Variable account. The Separate Account did not have any units in the Research Variable Account as of December 31, 2003.

     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

     The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

2. SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

     During 2004, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, and Mid-Cap Growth Portfolios invested in by the Separate Account. The amounts distributed to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

4. CHARGES AND EXPENSES

     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks and administrative expenses Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

     The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E), if any. A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2004 were as follows:

		Variable Accounts
		Blue	Aggressive	Diversified	Short Duration	I-Net	Financial	Health
		Chip	Growth	Research	Bond	Tollkeeper	Services	Sciences

Total cost of investments at beginning of year		$221,664	$7,270	$56,058	$61,241	$25,335	$33,112	$23,126
Add:	Total net proceeds from policy and M&E transactions	155,644	—	13,385	66,297	—	9,226	1,211
	Reinvested distributions from the Fund	2,075	—	294	2,317	—	378	—

	Sub-Total	379,383	7,270	69,737	129,855	25,335	42,716	24,337
Less:	Cost of investments disposed during the year	61,535	125	30,563	7,709	1,738	5,372	15,914

Total cost of investments at end of year		317,848	7,145	39,174	122,146	23,597	37,344	8,423
Add:	Unrealized appreciation (depreciation)	25,815	136	13,621	(1,746)	3,552	7,757	2,028

Total market value of investments at end of year		$343,663	$7,281	$52,795	$120,400	$27,149	$45,101	$10,451

		Tech-	Focused	Growth	Mid-Cap	International	Capital	International
		nology	30	LT	Value	Value	Opportunities	Large-Cap

Total cost of investments at beginning of year		$9,323	$10,329	$4,642,335	$360,236	$2,372,576	$34,539	$34,003
Add:	Total net proceeds from policy and M&E transactions	—	—	64,325	72,969	79,676	747	19,971
	Reinvested distributions from the Fund	—	6	—	1,575	25,069	49	419

	Sub-Total	9,323	10,335	4,706,660	434,780	2,477,321	35,335	54,393
Less:	Cost of investments disposed during the year	3,839	2,299	1,682,357	125,037	684,325	29,695	19,170

Total cost of investments at end of year		5,484	8,036	3,024,303	309,743	1,792,996	5,640	35,223
Add:	Unrealized appreciation (depreciation)	1,303	4,506	(766,790)	171,702	(72,326)	1,695	11,670

Total market value of investments at end of year		$6,787	$12,542	$2,257,513	$481,445	$1,720,670	$7,335	$46,893

		Equity	Small-Cap	Multi-	Main Street	Emerging	Inflation	Managed
		Index	Index	Strategy	Core	Markets	Managed	Bond

Total cost of investments at beginning of year		$130,616	$113,371	$8,392,353	$140,294	$36,069	$439,665	$4,063,396
Add:	Total net proceeds from policy and M&E transactions	30	45,933	64,024	37,110	10,430	182,309	139,634
	Reinvested distributions from the Fund	1,774	742	115,337	1,499	513	34,327	171,308

	Sub-Total	132,420	160,046	8,571,714	178,903	47,012	656,301	4,374,338
Less:	Cost of investments disposed during the year	40,786	80,837	1,981,224	82,403	23,582	170,021	669,525

Total cost of investments at end of year		91,634	79,209	6,590,490	96,500	23,430	486,280	3,704,813
Add:	Unrealized appreciation	16,677	51,032	310,181	23,653	12,381	39,714	361,859

Total market value of investments at end of year		$108,311	$130,241	6,900,671	$120,153	$35,811	$525,994	$4,066,672

		Small-Cap	Money	High Yield	Equity		Aggressive	Large-Cap
		Value	Market	Bond	Income	Equity	Equity	Value

Total cost of investments at beginning of year		$15,286	$912,827	$202,904	$66,913	$13,590,947	$2,038,410	$270,990
Add:	Total net proceeds from policy and M&E transactions	27,768	51,862	88,053	37,680	72,289	21,067	84,196
	Reinvested distributions from the Fund	1,666	6,994	14,605	1,598	45,163	7,942	3,466

	Sub-Total	44,720	971,683	305,562	106,191	13,708,399	2,067,419	358,652
Less:	Cost of investments disposed during the year	4,301	336,534	97,710	16,564	3,744,747	625,834	150,494

Total cost of investments at end of year		40,419	635,149	207,852	89,627	9,963,652	1,441,585	208,158
Add:	Unrealized appreciation (depreciation)	10,162	(195)	16,723	24,769	(4,006,446)	(148,644)	77,896

Total market value of investments at end of year		$50,581	$634,954	$224,575	$114,396	$5,957,206	$1,292,941	$286,054

			Real	Mid-Cap
		Comstock	Estate	Growth

Total cost of investments at beginning of year		$98,984	$67,015	$49,302
Add:	Total net proceeds from policy and M&E transactions	159,975	11,808	23,852
	Reinvested distributions from the Fund	2,528	2,252	—

	Sub-Total	261,487	81,075	73,154
Less:	Cost of investments disposed during the year	52,624	36,412	8,349

Total cost of investments at end of year		208,863	44,663	64,805
Add:	Unrealized appreciation	44,488	34,780	30,050

Total market value of investments at end of year		$253,351	$79,443	$94,855

6. RELATED PARTY AGREEMENT

     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Pacific Life Insurance Company:

     We have audited the accompanying statements of assets and liabilities of Separate Account B (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, collectively, the “Variable Accounts”) as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the year ended December 31, 2004, and for the period from commencement of operations through December 31, 2003), and the financial highlights for each of the four years in the period then ended (as to the Blue Chip, Aggressive Growth, Short Duration Bond, Financial Services, Health Sciences, Technology, Capital Opportunities, Small-Cap Value, Equity Income, and Mid-Cap Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2004). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. Our procedures included confirmation of securities owned as of December 31, 2004. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2004, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 22, 2005

Annual Report
as of December 31, 2004

•	Separate Account B of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.	480-5A